Going Concern (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Line Items]
Net Loss	$ (4,262,856)	$ (8,849,371)
Net Cash Used In Operating Activities	1,778,000
Accumulated deficit	(44,754,133)	(40,491,277)
Working Capital	$ 1,269,000